SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($)			9 Months Ended
	Mar. 27, 2020	Mar. 26, 2020	Sep. 30, 2020	Dec. 31, 2019
Cash, FDIC Insured Amount			$ 250,000	$ 250,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			105,003,860
Unrecognized Tax Benefits			$ 0	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued			$ 0	$ 0
Business interest limitation, percentage	50.00%	30.00%
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			50,500,000